Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 03, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net cash provided by (used in) operating activities		¥ (1,696,698)	$ (246,000)	¥ 1,438,850	¥ 42,297
Cash flows from investing activities
Net cash provided by (used in) investing activities		(30,323)	(4,396)	5,115	(49,576)
Cash flows from financing activities
Repurchase of warrants		44,282	6,420
Proceeds from issuance of ordinary shares	¥ 770,673
Payment for repurchase of ordinary shares		(234,307)	(33,971)	(103,543)	(23,915)
Proceeds from issuance of ordinary shares and warrants				1,029,455
Net cash provided by (used in) financing activities		(365,506)	(52,991)	905,854	(111,940)
Net increase in cash		(2,092,527)	(303,387)	2,349,819	(119,219)
Effect of exchange rate changes on cash		68,084	9,870	(13,919)	(9,823)
Cash and restricted cash at the beginning of year		2,731,704	396,060	395,804	524,846
Cash and restricted cash at the end of year		707,261	102,543	2,731,704	395,804
Parent Company
Cash flows from operating activities
Receipt of refund from depository bank		0	0	0	13,285
Other cash used in operating activities		(21,439)	(3,108)	(6,462)	(1)
Net cash provided by (used in) operating activities		(21,439)	(3,108)	(6,462)	13,284
Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries		305,529	44,298	(871,194)	28,451
Net cash provided by (used in) investing activities		305,529	44,298	(871,194)	28,451
Cash flows from financing activities
Repurchase of warrants		(44,282)	(6,420)	0	0
Payment for repurchase of ordinary shares		(234,307)	(33,970)	(103,543)	(23,915)
Prepayment under share repurchase agreement		0	0	(573)	(16,146)
Payment for cost of issuance		0	0	(519)	0
Proceeds from issuance of ordinary shares and warrants		0	0	1,029,455	0
Net cash provided by (used in) financing activities		(278,589)	(40,390)	924,820	(40,061)
Net increase in cash		5,501	799	47,164	1,674
Effect of exchange rate changes on cash		3,212	466	(16,451)	(1,541)
Cash and restricted cash at the beginning of year		30,860	4,474	147	14
Cash and restricted cash at the end of year		¥ 39,573	$ 5,739	¥ 30,860	¥ 147